BALANCE SHEET COMPONENTS - Allowance For Credit Loss and Sales Returns (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Allowance for credit losses
Balance at Beginning of Period	$ 566	$ 807
Charges to Expense	139	(170)
Deductions	(421)	(71)
Reclassified to assets held for sale	(284)	0
Balance at End of Period	0	566
Allowance for sales returns
Balance at Beginning of Period	264	110
Charges to Expense	(219)	154
Deductions	0	0
Reclassified to assets held for sale	(45)	0
Balance at End of Period	$ 0	$ 264